OTHER OPERATING INCOME - Schedule Of Other Operating Income Net (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other Income And Expenses [Line Items]
Percent of VAT in super deduction	10.00%	10.00%
Other operating income, net	¥ 33,218	$ 5,091	¥ 68,646	¥ 7,048
Government grant [Member]
Other Income And Expenses [Line Items]
Other operating income, net			¥ 43,599	¥ 7,048